CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Operations
Revenues	$ 5,017,213	$ 4,477,931
Costs and expenses:
Instructional costs and services	2,926,837	2,200,034
Marketing and promotional	1,442,128	515,362
General and administrative	5,404,326	3,593,956
Receivable collateral valuation service	502,315
Depreciation and amortization	397,923	264,082
Total costs and expenses	10,673,529	6,573,434
Operating loss	(5,656,316)	(2,095,503)
Other income (expense):
Interest income	4,592	2,656
Interest expense	(364,889)	(27,850)
Gain on disposal of property and equipment	5,879
Loss due to unauthorized borrowing		(14,876)
Total other expense	(354,418)	(40,070)
Loss before income taxes	(6,010,734)	(2,135,573)
Income tax expense (benefit)
Net loss	(6,010,734)	(2,135,573)
Cumulative preferred stock dividends	(37,379)	(87,326)
Net loss allocable to common stockholders	$ (6,048,113)	$ (2,222,899)
Net loss per share allocable to common stockholders:
Basic and diluted	$ (0.17)	$ (0.14)
Weighted average number of common shares outstanding:
Basic and diluted	35,316,681	15,377,413